UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 12 , 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $203,677 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      355     6742 SH       Sole                                       6742
Apple Computer                 COM              037833100     1958     8331 SH       Sole                                       8331
Automatic Data Processing Inc  COM              053015103     5862   131823 SH       Sole                                     131823
Canon Inc. ADR                 COM              138006309     7206   155933 SH       Sole                                     155933
Cisco Systems                  COM              17275R102     3630   139443 SH       Sole                                     139443
Coca Cola Co Com               COM              191216100     6754   122799 SH       Sole                                     122799
Donaldson Inc                  COM              257651109     9607   212924 SH       Sole                                     212924
Dover Corp                     COM              260003108     6457   138124 SH       Sole                                     138124
Echelon                        COM              27874n105      706    78680 SH       Sole                                      78680
Ecolab Inc                     COM              278865100     4966   113003 SH       Sole                                     113003
Emerson Electric Co            COM              291011104     7271   144441 SH       Sole                                     144441
Exxon Mobil Corp     Com       COM              30231g102     2948    44020 SH       Sole                                      44020
FedEx Corp                     COM              31428x106     5915    63326 SH       Sole                                      63326
Home Depot Inc                 COM              437076102     5716   176695 SH       Sole                                     176695
Illinois Tool Works            COM              452308109     6553   138375 SH       Sole                                     138375
Intel Corp                     COM              458140100     3398   152436 SH       Sole                                     152436
Johnson & Johnson              COM              478160104     7190   110275 SH       Sole                                     110275
Luminex Corp Com               COM              55027E102      904    53753 SH       Sole                                      53753
Microsoft Corp                 COM              594918104     4866   166161 SH       Sole                                     166161
Molex Inc.                     COM              608554101     5070   243032 SH       Sole                                     243032
National Instr Corp            COM              636518102     3486   104532 SH       Sole                                     104532
Nokia                          COM              654902204     2426   156137 SH       Sole                                     156137
Nordson Corp                   COM              655663102     8415   123891 SH       Sole                                     123891
Novartis ADR                   COM              66987V109     5817   107522 SH       Sole                                     107522
Paccar                         COM              693718108     3603    83135 SH       Sole                                      83135
PepsiCo Inc                    COM              713448108     5528    83548 SH       Sole                                      83548
Permian Basin Rty Tr Unit Ben  COM              714236106     1172    66666 SH       Sole                                      66666
Procter & Gamble               COM              742718109     9018   142534 SH       Sole                                     142534
Sabine Royalty Trust UBI       COM              785688102     5626   123332 SH       Sole                                     123332
San Juan Basin Royalty Trust   COM              798241105    21160  1015368 SH       Sole                                    1015368
Schlumberger Ltd               COM              806857108     6887   108521 SH       Sole                                     108521
Sigma Aldrich                  COM              826552101     7784   145059 SH       Sole                                     145059
Spdr Gold Trust Gold Shs       COM              78463v107      202     1855 SH       Sole                                       1855
Sysco Corp                     COM              871829107     5609   190138 SH       Sole                                     190138
Telefonica de Espana           COM              879382208      966    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     5205    80813 SH       Sole                                      80813
W.W. Grainger                  COM              384802104     8339    77124 SH       Sole                                      77124
Wal-Mart Stores                COM              931142103     5102    91754 SH       Sole                                      91754
REPORT SUMMARY		       38 DATA RECORDS		     203677         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

